FundX Investment Trust
101 Montgomery Street, Suite 2400
San Francisco, California 94104-3008

June 21, 2019

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	FundX Investment Trust (the “Trust”)
SEC File Number: 333-231756
Re: FundX Tactical Upgrader Fund
FundX Conservative Upgrader Fund

Dear Sir or Madam:

The Trust hereby submits the Form N-14A reflecting changes in response to the SEC comments that are noted in a separate correspondence. It is anticipated that this Registration Statement will become effective on June 24, 2019 pursuant to a request for acceleration that will be filed separately.

If you have any questions regarding the enclosed, please do not hesitate to contact Scott Resnick at (626) 914-7372.

Sincerely,

/s/ Jeff Smith

Jeff Smith
President, FundX Investment Trust

cc:    Steven G. Cravath, Cravath & Associates, LLC